Income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax and social contribution
Current income tax and social security contribution	R$ (95,375)	R$ (66,912)	R$ (39,457)
Deferred income tax	10,958	1,775	10,238
Income tax and social contributions	R$ (84,417)	R$ (65,137)	R$ (29,219)